Accumulated Other Comprehensive Loss - Schedule of changes in accumulated other comprehensive loss, net of tax (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Loss
Balance at beginning of period	[1]			$ (175,998)	$ (139,741)	$ (139,741)		$ (4,362)
Net other comprehensive income		$ (2,801)	$ 2,439	(10,095)	5,884	8,198	[1]	3,820	[1]
Balance at end of period	[1]					(175,998)		(139,741)
Cash flow hedge changes in fair value gain (loss)
Accumulated Other Comprehensive Loss
Balance at beginning of period				11,759	3,581	3,581
Other comprehensive income (loss) before reclassifications		555	4,824	(2,245)	11,369	18,010		6,490
Amounts reclassified from accumulated comprehensive income		(4,267)	(1,680)	(11,098)	(3,580)	(7,197)		(1,746)
Tax effect		910	(772)	3,256	(1,907)	(2,635)		(1,163)
Net other comprehensive income		1,672	9,463	1,672	9,463	11,759		3,581
Balance at end of period						11,759		3,581
Foreign currency translation gain
Accumulated Other Comprehensive Loss
Balance at beginning of period				259	239	239
Other comprehensive income (loss) before reclassifications		1	67	(8)	2	20		239
Net other comprehensive income		251	241	251	241	259		239
Balance at end of period						259		239
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Loss
Balance at beginning of period	[1]			12,018	3,820	3,820
Net other comprehensive income		$ (2,801)	$ 2,439	$ (10,095)	$ 5,884	8,198	[1]	3,820	[1]
Balance at end of period	[1]					$ 12,018		$ 3,820

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.